QUARTERLY FINANCIAL INFORMATION (UNAUDITED)	12 Months Ended
Dec. 31, 2011
QUARTERLY FINANCIAL INFORMATION (UNAUDITED) [Abstract]
QUARTERLY FINANCIAL INFORMATION (UNAUDITED)
P.	QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

The following table sets forth selected financial information for all of the quarters, each consisting of 13 weeks (except fourth quarter of 2011 which consisted of 14 weeks) during the years ended December 31, 2011 and December 25, 2010 (in thousands, except per share data):

	First		Second		Third		Fourth
	2011	2010	2011	2010	2011	2010	2011	2010
Net sales	$387,233	$392,958	$544,139	$638,635	$468,941	$480,574	$422,023	$378,685
Gross profit	41,414	51,634	56,587	77,886	54,358	54,415	47,368	46,021
Net earnings (loss)	(3,429)	1,720	4,478	14,468	5,988	3,198	(1,066)	455
Net earnings (loss) attributable to controlling interest	(3,670)	987	4,277	13,716	5,616	2,584	(1,674)	124
Basic earnings (loss) per share	(0.19)	0.05	0.22	0.71	0.29	0.13	(0.09)	0.01
Diluted earnings (loss) per share	(0.19)	0.05	0.22	0.70	0.29	0.13	(0.09)	0.01